Investments in an Associate - Additional Information (Details) - EUR (€) € in Thousands		12 Months Ended
	Oct. 22, 2021	Dec. 31, 2021
Disclosure Of Significant Investments In Associates [Line Items]
Gain from the sale of an associate		€ 12,258
Swissfillon AG
Disclosure Of Significant Investments In Associates [Line Items]
Proportion of ownership interest In associate		26.94%
Sale and transfer of all owned shares in associate	€ 15,800
Gain from the sale of an associate		€ 12,258